Investment Objectives and Goals - Allspring Taxable Fixed Income Funds - Classes A, C, R6, Administrator and Institutional - Core Bond Fund	Apr. 30, 2026
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return, consisting of income and capital appreciation.